Equity Transactions (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Equity Transactions [Line Items]
Preferred Investment Options purchased	376,822
Purchaser paid (in Dollars per share) | $ / shares	$ 1.066
Warrant Share (in Dollars per share) | $ / shares	$ 1.065
Net proceeds (in Dollars) | $	$ 5,888
Private Placement [Member]
Equity Transactions [Line Items]
Shares of private placement	3,930,000
Pre-Funded Warrant purchased shares	2,167,561
Preferred Investment Options purchased	6,097,561
Net proceeds (in Dollars) | $	$ 6,500